Condensed Financial Information - Notes to Condensed Parent Company Only Financial Statements (Details) (LVB Acquisition, Inc., USD $) In Millions, unless otherwise specified	12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2011
LVB Acquisition, Inc.
Condensed Financial Statements, Captions [Line Items]
Dividends from subsidiaries	$ 0.1	$ 1.3	$ 3.7